Note 11 - Derivatives and Fair Value Disclosures (Details) - Effect of Derivative Instruments on the Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Reclassification from OCI	$ (49,471)	$ 67,849	$ 54,340
Total loss on derivatives	(1,348,384)	(27,470)	(1,086,258)
Other Comprehensive Income (Loss) [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Reclassification from OCI	(49,471)	67,849	54,340
Interest Rate Swap — Change in Fair Value	1,652,692	2,716,274	3,452,556
Interest Rate Swap — Realized loss	(1,857,362)	(2,811,593)	(4,593,154)
Other Comprehensive Income (Loss) [Member] | Foreign Exchange Future [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Contract — Change in Fair Value	(583,368)
Foreign Currency Contract — Realized loss	$ (510,875)